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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Sankaty Credit Opportunities Investors IV, LLC*

Address:    John Hancock Tower
            200 Clarendon Street
            Boston, Massachusetts 02116

Form 13F File Number: 28-14554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine

Title: Managing member of Sankaty Credit Member, LLC, the managing member of Sankaty Credit Opportunities IV Investors, LLC.

Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine           Boston, MA               5/15/2012
--------------------------    -------------------    ------------------------
       [Signature]               [City, State]                [Date]

* The report on Form 13F for the period ended March 31, 2012 for Sankaty Credit Opportunities Investors IV, LLC (the "Fund"), is being filed by Sankaty Advisors, LLC. Jonathan S. Lavine is the manager of Sankaty Advisors, LLC, and is also the managing member of Sankaty Credit Member, LLC which is the managing member of the Fund.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number             Name

    28-11314                         Sankaty Advisors, LLC
    28-14551                         Sankaty Credit Member, LLC

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